Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

The following tables and related disclosures provide information about (i) the “total compensation” of our CEO, and our other named executive officers (the “Other NEOs” or the “Non-CEO NEOs”) as presented in the Summary Compensation Table on page 29 of this proxy statement, (ii) the “compensation actually paid” to our CEO and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules, (iii) certain financial performance measures, and (iv) the relationship of the “compensation actually paid” to those financial performance measures.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended, and does not necessarily reflect value actually realized by the executives or how our compensation committee evaluates compensation decisions in light of company or individual performance.

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4)	Net Income/(Loss) (in thousands)
2024	$1,491,187	$1,258,008	$935,119	$860,465	$6.94	$(38,511)
2023	$8,342,714	$3,748,895	$2,933,365	$1,534,773	$2.06	$(42,199)
2022	$1,868,299	$1,221,699	$1,009,753	$772,313	$11.25	$(44,822)

1)	The CEO for 2024, 2023 and 2022 is Mark Iwicki. The Non-CEO NEOs for whom the average compensation is presented in this table for 2024, 2023 and 2022 are Todd Bazemore and Kim Brazzell.
2)	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below.
3)	Compensation Actually Paid reflects the exclusions and inclusions for the CEO and the Non-CEO NEOs set forth below. Amounts excluded, which are set forth in the “Minus Stock and Option Awards from SCT” columns below, represent the Stock Awards and Option Awards reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for each applicable year. Amounts added back to determine Compensation Actually Paid are made up of the following components which are set forth in the table below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year are subtracted, although there were no such awards for the CEO or the Non-CEO NEOs in 2022, 2023 or 2024. Equity values are calculated in accordance with FASB ASC Topic 718.

PEO Total Compensation Amount	$ 1,491,187	$ 8,342,714	$ 1,868,299
PEO Actually Paid Compensation Amount	$ 1,258,008	3,748,895	1,221,699
Adjustment To PEO Compensation, Footnote

Year	SCT Total for CEO	Minus Stock and Option Awards from SCT	Plus Year-End Equity Value of Unvested Awards Granted During Year	Plus Change in Value of Unvested Awards Granted in Prior Years	Plus Value of Awards Granted and Vested During Year	Plus Change in Value of Prior Years’ Awards Vested During Year	Comp. Actually Paid to CEO
2024	$1,491,187	$477,728	$373,194	$(19,888)	$79,911	$(188,668)	$1,258,008
2023	$8,342,714	$7,329,278	$3,160,055	$(15,793)	$-	$(408,803)	$3,748,895
2022	$1,868,299	$770,803	$373,916	$(87,941)	$56,598	$(218,370)	$1,221,699

Year	Average SCT Total for Other NEOs	Minus Average Stock and Option Awards from SCT	Plus Avg. Year-End Equity Value of Unvested Awards Granted During Year	Plus Avg. Change in Value of Unvested Awards Granted in Prior Years	Plus Avg. Value of Awards Granted and Vested During Year	Plus Avg. Change in Value of Prior Years’ Awards Vested During Year	Average Comp. Actually Paid to Other NEOs
2024	$935,119	$217,043	$169,553	$(6,068)	$36,304	$(57,400)	$860,465
2023	$2,933,365	$2,211,832	$956,535	$(5,732)	$-	$(137,563)	$1,534,773
2022	$1,009,753	$242,777	$119,239	$(35,980)	$17,383	$(95,305)	$772,313

For the equity values included in the above tables, the valuation assumptions used to calculate fair values of stock options were materially different from those disclosed at the time of the grant of the stock options. The assumptions used in determining fair value of the stock options that vested during 2022, 2023 and 2024, or that were outstanding as of December 31, 2022, December 31, 2023 or December 31, 2024, as applicable, are as follows:

	Options Vested During Year or Outstanding on December 31 of:
	2024	2023	2022
Expected Volatility	103.47% - 114.24%	105.29% - 111.91%	76.55% - 90.12%
Risk-Free Interest Rate	3.51% - 4.77%	3.32% - 4.24%	1.44% - 4.20%
Expected Dividend Yield	0%	0%	0%
Expected Term (in years)	8.48 - 9.92	6.00 - 9.00	4.87 - 9.83

4)	Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in Kala common stock on December 31, 2021.

Non-PEO NEO Average Total Compensation Amount	$ 935,119	2,933,365	1,009,753
Non-PEO NEO Average Compensation Actually Paid Amount	$ 860,465	1,534,773	772,313
Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and the Company’s TSR over the fiscal three year period from 2022 through 2024.

Compensation Actually Paid vs. Net Income

Description of Relationship Between NEO Compensation Actually Paid and Net Income/(Loss)

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and the Company’s Net Income (Loss) over the fiscal three year period from 2022 through 2024.

Total Shareholder Return Amount	$ 6.94	2.06	11.25
Net Income (Loss) Attributable to Parent	(38,511,000)	(42,199,000)	(44,822,000)
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	477,728
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	217,043	2,211,832	242,777
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	373,194	3,160,055	373,916
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	169,553	956,535	119,239
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,888)	(15,793)	(87,941)
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,068)	(5,732)	(35,980)
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	79,911		56,598
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	36,304		17,383
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(188,668)	(408,803)	(218,370)
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (57,400)	(137,563)	(95,305)
P E O Minus Stock And Option Awardsfrom S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 7,329,278	$ 770,803